Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000212575 | Guardant Health8648287
Holdings [Line Items]
Percent of Total Investments	2.50%
C000212575 | Alnylam Pharmaceuticals8648224
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212575 | Natera8648319
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212575 | Vertex Pharmaceuticals8648364
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212575 | Boston Scientific8648248
Holdings [Line Items]
Percent of Total Investments	2.10%
C000212575 | Lonza Group8648183
Holdings [Line Items]
Percent of Total Investments	2.10%
C000212575 | Intuitive Surgical8648301
Holdings [Line Items]
Percent of Total Investments	2.10%
C000212575 | Stryker8648346
Holdings [Line Items]
Percent of Total Investments	2.00%
C000212575 | Penumbra8648331
Holdings [Line Items]
Percent of Total Investments	2.00%
C000212575 | Eurofins Scientific8648195
Holdings [Line Items]
Percent of Total Investments	2.00%
C000212575 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212575 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212575 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000131868 | Intuitive Surgical8648231
Holdings [Line Items]
Percent of Total Investments	2.00%
C000131868 | Toyota Industries8648171
Holdings [Line Items]
Percent of Total Investments	1.90%
C000131868 | Yokogawa Electric8648174
Holdings [Line Items]
Percent of Total Investments	1.90%
C000131868 | Daifuku8648355
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | FANUC8648361
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | Samsara8648267
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | Cadence Design Systems8648208
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | IPG Photonics8648234
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | GEA Group8648320
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | Rockwell Automation8648264
Holdings [Line Items]
Percent of Total Investments	1.70%
C000131868 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000131868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000131868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131868 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000131868 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000212574 | Crowdstrike Holdings8648256
Holdings [Line Items]
Percent of Total Investments	2.70%
C000212574 | Samsara8648324
Holdings [Line Items]
Percent of Total Investments	2.60%
C000212574 | Palo Alto Networks8648312
Holdings [Line Items]
Percent of Total Investments	2.40%
C000212574 | Tempus AI8648342
Holdings [Line Items]
Percent of Total Investments	2.30%
C000212574 | Autodesk8648244
Holdings [Line Items]
Percent of Total Investments	2.30%
C000212574 | Amazon.com8648230
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212574 | Advanced Micro Devices8648225
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212574 | Cloudflare8648246
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212574 | Microsoft8648297
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212574 | NVIDIA8648309
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212574 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000212574 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000212574 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000212574 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212574 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212574 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212574 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212574 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212574 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%